INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Operating loss carryforward and deductions	$ 34,381	$ 27,658
Reserves, allowances and other	16	10
Net deferred tax asset before valuation allowance	34,397	27,668
Valuation allowance	(34,397)	(27,668)
Net deferred tax asset